Deposits, prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deposits, prepaid expenses and other assets

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Current
Advances to suppliers	141,417	75,995	58,724
Deposits	21,966	78,633	60,763
GST receivables	19,305	19,305	14,918
Prepaid expenses	564,679	2,035,411	1,572,839
Other receivables	3,745	1,709,164	1,320,735
Deposits, prepaid expenses and other current assets	751,112	3,918,508	3,027,979